Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND INC
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2019